UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Matthew C. Patten

Cutler Investment Counsel, LLC 525 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Cutler Equity Fund

(DIVHX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Cutler Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/cutler/ . You can also request this information by contacting us at (800) 228-8537.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cutler Equity Fund	$51	0.99%

How did the Fund perform during the reporting period?

   2024 capped a remarkable two-year run for the U.S. equity market. After a 26.3% gain in 2023, the S&P 500 rallied another 25.02% (with dividends) in 2024. These were the best back-to-back two-year gains since the late 1990’s, an era where the gains were also based upon the emergence of a new technology. Back then, it was the “Internet,” while today it is "Artificial Intelligence" (AI).

   Mentioning the late 1990’s is dangerous for a market commentator, as it recalls the stock bubble and subsequent burst. Alan Greenspan famously decried, “irrational exuberance” and while it took several years after his initial warning, we all know that bubble eventually did “pop.” Does today’s emergence of AI harken a similar fate? Notably, while many of these technology companies have had exponential stock price growth, in many cases they have also witnessed commensurate earnings growth. The sustainability of this earnings growth is the investment question of the day. And while this remains a risk for investors looking ahead, today those warning signs are not yet flashing.

   The holding most associated with this trend in the Fund is Microsoft. With Co-Pilot, as well as their Open-AI investment, Microsoft is near the epicenter of this trend. And for the past few years, Microsoft has been at or near the Fund’s largest holding. However, most AI focused stocks are not aligned with our investment philosophy. We continue to focus on dividend paying equities with a bias toward “value stocks.” These are companies that we believe trade at a valuation discount. Admittedly in today’s risk-seeking market value has largely been out of favor. However, we believe that risk will one day return to the investment forefront and patient investors will be rewarded for their focus on cash flows and valuations. At Cutler, staying committed to our philosophy is our highest priority. The best performing holding for the second half of 2024 was Walmart, Inc. (up 34%), while the worst performing position was CVS Health Corporation (down 22%). For the calendar year, the Fund returned 12.51%, while the S&P 500 Value (with dividends) returned 12.29%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Cutler Equity Fund - $24,494
S&P 500® Index - $34,254
S&P 500® Value Index - $25,950

	Cutler Equity Fund	S&P 500® Index	S&P 500® Value Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,727	$10,138	$9,687
Dec-2016	$11,179	$11,351	$11,372
Dec-2017	$13,172	$13,829	$13,119
Dec-2018	$12,328	$13,223	$11,944
Dec-2019	$15,372	$17,386	$15,758
Dec-2020	$16,845	$20,585	$15,972
Dec-2021	$21,010	$26,494	$19,949
Dec-2022	$20,317	$21,696	$18,907
Dec-2023	$21,770	$27,399	$23,110
Dec-2024	$24,494	$34,254	$25,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cutler Equity Fund	12.51%	9.77%	9.37%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Value Index	12.29%	10.49%	10.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

  Net Assets$195,366,033
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers & recoupments)$736,606
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
20.3%
Financials
16.5%
Consumer Staples
13.6%
Health Care
12.5%
Technology
12.0%
Consumer Discretionary
10.7%
Energy
5.7%
Communications
3.7%
Utilities
2.7%
Materials
2.0%
Money Market Funds
0.3%

Value	Value
Money Market Funds	0.3%
Materials	2.0%
Utilities	2.7%
Communications	3.7%
Energy	5.7%
Consumer Discretionary	10.7%
Technology	12.0%
Health Care	12.5%
Consumer Staples	13.6%
Financials	16.5%
Industrials	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	6.6%
Caterpillar, Inc.	5.8%
Walmart, Inc.	5.6%
BlackRock, Inc.	5.1%
Home Depot, Inc. (The)	5.0%
Republic Services, Inc.	4.2%
Charles Schwab Corporation (The)	4.0%
McDonald's Corporation	3.9%
Deere & Company	3.8%
RTX Corporation	3.7%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Cutler Equity Fund (DIVHX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

  Additional information is available on the Fund's website (https://funddocs.filepoint.com/cutler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DIVHX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

The Cutler Trust

CUTLER EQUITY FUND

SEMI-ANNUAL FINANCIAL STATEMENTS AND

ADDITIONAL INFORMATION

December 31, 2024

(Unaudited)

CUTLER EQUITY FUND

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

COMMON STOCKS — 99.7%	Shares	Value
Communications — 3.7%
Cable & Satellite — 1.1%
Comcast Corporation - Class A	58,506	$2,195,730

Telecommunications — 2.6%
Verizon Communications, Inc.	127,262	5,089,208

Consumer Discretionary — 10.7%
Apparel & Textile Products — 1.8%
NIKE, Inc. - Class B	45,711	3,458,951

Leisure Facilities & Services — 3.9%
McDonald’s Corporation	26,209	7,597,727

Retail - Discretionary — 5.0%
Home Depot, Inc. (The)	25,425	9,890,071

Consumer Staples — 13.6%
Beverages — 2.3%
PepsiCo, Inc.	29,579	4,497,783

Household Products — 2.7%
Procter & Gamble Company (The)	31,241	5,237,553

Retail - Consumer Staples — 8.6%
Kroger Company (The)	96,988	5,930,816
Walmart, Inc.	121,433	10,971,472
		16,902,288
Energy — 5.7%
Oil & Gas Producers — 5.7%
Chevron Corporation	32,070	4,645,019
Exxon Mobil Corporation	59,469	6,397,080
		11,042,099
Financials — 16.5%
Asset Management — 9.1%
BlackRock, Inc.	9,682	9,925,115
Charles Schwab Corporation (The)	105,750	7,826,558
		17,751,673

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.7% (Continued)	Shares	Value
Financials — 16.5% (Continued)
Banking — 7.4%
JPMorgan Chase & Company	23,928	$5,735,781
M&T Bank Corporation	21,666	4,073,424
PNC Financial Services Group, Inc. (The)	23,928	4,614,515
		14,423,720
Health Care — 12.5%
Biotech & Pharma — 5.6%
Johnson & Johnson	26,013	3,762,000
Merck & Company, Inc.	47,730	4,748,181
Pfizer, Inc.	88,106	2,337,452
		10,847,633
Health Care Facilities & Services — 1.6%
CVS Health Corporation	68,120	3,057,907

Medical Equipment & Devices — 5.3%
Becton, Dickinson and Company	23,615	5,357,535
Medtronic plc	63,808	5,096,983
		10,454,518
Industrials — 20.3%
Aerospace & Defense — 3.7%
RTX Corporation	62,445	7,226,136

Commercial Support Services — 4.2%
Republic Services, Inc.	40,450	8,137,731

Electrical Equipment — 2.8%
Carrier Global Corporation	80,443	5,491,039

Machinery — 9.6%
Caterpillar, Inc.	31,519	11,433,832
Deere & Company	17,328	7,341,874
		18,775,706
Materials — 2.0%
Chemicals — 2.0%
DuPont de Nemours, Inc.	52,570	4,008,462

Technology — 12.0%
Semiconductors — 3.0%
Texas Instruments, Inc.	30,897	5,793,496

Software — 6.6%
Microsoft Corporation	30,580	12,889,470

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.7% (Continued)	Shares	Value
Technology — 12.0% (Continued)
Technology Services — 2.4%
International Business Machines Corporation	21,837	$4,800,428

Utilities — 2.7%
Electric Utilities — 2.7%
NextEra Energy, Inc.	74,008	5,305,633

Total Common Stocks (Cost $91,651,282)		$194,874,962

MONEY MARKET FUNDS — 0.3%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 4.42%(a) (Cost $550,136)	550,136	$550,136

Total Investments at Value — 100.0% (Cost $92,201,418)		$195,425,098

Liabilities in Excess of Other Assets — (0.0%)(b)		(59,065)

Net Assets — 100.0%		$195,366,033

(a)	The rate shown is the 7-day effective yield as of December 31, 2024.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

CUTLER EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024 (Unaudited)

ASSETS
Investments in securities:
At cost	$92,201,418
At value (Note 2)	$195,425,098
Receivable for capital shares sold	25,109
Dividends receivable	218,479
Other assets	27,783
Total assets	195,696,469

LIABILITIES
Payable for capital shares redeemed	163,228
Payable to Adviser (Note 3)	129,202
Payable to administrator (Note 3)	17,600
Other accrued expenses	20,406
Total liabilities	330,436

NET ASSETS	$195,366,033

NET ASSETS CONSIST OF:
Paid-in capital	$90,354,858
Accumulated earnings	105,011,175
NET ASSETS	$195,366,033

Shares outstanding (unlimited number of shares authorized, no par value)	7,414,286

Net asset value, offering price and redemption price per share (Note 2)	$26.35

See accompanying notes to financial statements.

CUTLER EQUITY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2024 (Unaudited)

INVESTMENT INCOME
Dividend income	$2,386,941

EXPENSES
Investment advisory fees (Note 3)	762,621
Administration fees (Note 3)	103,658
Shareholder servicing fees (Note 4)	41,060
Registration and filing fees	16,403
Trustees’ fees and expenses (Note 3)	15,120
Insurance expense	11,702
Legal fees	11,536
Custody and bank service fees	10,024
Audit and tax services fees	9,932
Postage and supplies	8,850
Shareholder reporting expenses	8,030
Other expenses	6,952
Total expenses	1,005,888
Volutary Adviser refund of past investment advisory fees (Note 3)	(26,787)
Previous investment advisory fee reductions recouped by the Adviser (Note 3)	772
NET EXPENSES	979,873

NET INVESTMENT INCOME	1,407,068

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	5,500,282
Net change in unrealized appreciation (depreciation) on investments	5,464,203
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	10,964,485

NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,371,553

See accompanying notes to financial statements.

CUTLER EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
FROM OPERATIONS
Net investment income	$1,407,068	$2,875,948
Net realized gains from investment transactions	5,500,282	9,441,851
Net change in unrealized appreciation (depreciation) on investments	5,464,203	7,973,431
Net increase in net assets from operations	12,371,553	20,291,230

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(9,681,706)	(12,929,439)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,188,602	12,674,768
Net asset value of shares issued in reinvestment of distributions to shareholders	9,664,582	12,889,634
Payments for shares redeemed	(15,973,584)	(22,241,217)
Net increase (decrease) in net assets from capital share transactions	(120,400)	3,323,185

TOTAL INCREASE IN NET ASSETS	2,569,447	10,684,976

NET ASSETS
Beginning of period	192,796,586	182,111,610
End of period	$195,366,033	$192,796,586

CAPITAL SHARE ACTIVITY
Shares sold	224,494	503,748
Shares reinvested	353,954	522,817
Shares redeemed	(580,006)	(889,854)
Net increase (decrease) in shares outstanding	(1,558)	136,711
Shares outstanding at beginning of period	7,415,844	7,279,133
Shares outstanding at end of period	7,414,286	7,415,844

See accompanying notes to financial statements.

CUTLER EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended Dec. 31, 2024		Years Ended June 30,
	(Unaudited)		2024		2023	2022	2021(a)	2020
Net asset value at beginning of period	$26.00		$25.02		$22.89	$26.11	$19.90	$20.67

Income (loss) from investment operations:
Net investment income	0.20		0.39		0.37	0.33	0.32	0.33
Net realized and unrealized gains (losses) on investments	1.49		2.38		2.16	(1.46)	7.17	(0.21)
Total from investment operations	1.69		2.77		2.53	(1.13)	7.49	0.12

Less distributions from:
Net investment income	(0.22)		(0.39)		(0.37)	(0.32)	(0.32)	(0.33)
Net realized gains	(1.12)		(1.40)		(0.03)	(1.77)	(0.96)	(0.56)
Total distributions	(1.34)		(1.79)		(0.40)	(2.09)	(1.28)	(0.89)

Net asset value at end of period	$26.35		$26.00		$25.02	$22.89	$26.11	$19.90

Total return(b)	6.35	%(c)	11.57%		11.18%	(5.04%)	38.64%	0.39%

Net assets at end of period (000’s)	$195,366		$192,797		$182,112	$175,816	$193,953	$147,207

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.99	%(d)	0.99%		0.99%	0.99%	1.02%	1.16%
Ratio of net expenses to average net assets(e)	0.99	%(d)(f)	0.99	%(g)	0.99%	0.99%	1.04%	1.15%
Ratio of net investment income to average net assets(e)	1.37	%(d)(f)	1.52	%(g)	1.53%	1.26%	1.36%	1.58%
Portfolio turnover rate	1	%(c)	6%		7%	1%	7%	6%

(a)	Effective October 28, 2020, all existing shares of the Fund converted from Class II shares (Note 1).
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees for the years ended June 30, 2024 and 2020 and would have been higher for the period ended December 31, 2024 and the year ended June 30, 2021 had the Adviser not recouped prior year fee reductions (Note 3).
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee reductions and/or recoupments of previous investment advisory fee reductions for the period ended December 31, 2024 and the years ended June 30, 2024, 2022, 2021 and 2020 (Note 3).
(f)	Ratio excludes the voluntary refund from the Adviser in the amount of $26,787, otherwise the net expenses and net investment income to average net assets would have been 0.96%(d) and 1.38%(d), respectively (Note 3).
(g)	Ratio excludes the voluntary refund from the Adviser in the amount of $54,075, otherwise the net expenses and the net investment income to average net assets ratios would have been 0.96% and 1.55%, respectively (Note 3).

See accompanying notes to financial statements.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

1. Organization

The Cutler Equity Fund (the “Fund”) is a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

The Fund seeks current income and long-term capital appreciation.

The Fund currently offers one class of shares, which prior to October 28, 2021 were known as Class II Shares. The current shares are sold without any sales loads but are subject to a shareholder service plan fee of up to 0.15% of the Fund’s average daily net assets.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08.

Securities Valuation — The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered to be active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies.

The Fund values securities at fair value as determined by Cutler Investment Counsel, LLC (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its NAV. In instances where the Adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Fund.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of December 31, 2024 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$194,874,962	$—	$—	$194,874,962
Money Market Funds	550,136	—	—	550,136
Total	$195,425,098	$—	$—	$195,425,098

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. There were no derivatives or Level 3 securities held by the Fund as of or during the six months ended December 31, 2024.

Share Valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, if any, is recorded as earned. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Fund. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by the Fund during the periods ended December 31, 2024 and June 30, 2024 was as follows:

Period Ended	Ordinary Income	Long-term Capital Gains	Total Distributions*
12/31/2024	$1,606,869	$8,074,837	$9,681,706
6/30/2024	$2,868,828	$10,062,153	$12,930,981

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to distribution payables and reclassifications of the character of the distributions as a result of permanent differences between financial statements and income tax reporting.

Federal Income Tax — The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2024:

Tax cost of investments	$92,204,003
Gross unrealized appreciation	$107,862,584
Gross unrealized depreciation	(4,641,489)
Net unrealized appreciation on investments	103,221,095
Other gains	1,936,340
Accumulated ordinary loss	(146,260)
Accumulated earnings	$105,011,175

The difference between the federal income tax cost of investments and the financial statement cost is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales.

Additionally, GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the six months ended December 31, 2024, no such reclassifications were made.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Therefore, no tax expense (including interest and penalties) was recorded in the current year and no adjustments were made to prior periods.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended December 31, 2024, the Fund did not incur any interest or penalties.

3. Transactions with Related Parties

Investment Adviser — Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

In connection with the execution of the Investment Advisory Agreement, the Adviser has entered into an Expense Limitation Agreement under which it has contractually agreed, until October 31, 2025, to reduce its advisory fees and to pay the ordinary operating expenses to the extent necessary to limit annual ordinary operating expenses to 0.99% of the Fund’s average daily net assets. Ordinary operating expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the ordinary operating expenses to exceed the foregoing expense limitation or any expense limitation in place at the time of repayment and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the six months ended December 31, 2024, the Advisor recouped $772 of prior years’ management fee reductions and expense reimbursements. In response to changes concerning the corporate ownership structure of the Adviser, the Adviser previously agreed to refund a portion of the investment advisory fees paid by the Fund. For the six months ended December 31, 2024 and the year ended June 30, 2024 the Adviser repaid $26,787 and $54,075, respectively. These amounts cannot be recovered by the Adviser.

Certain officers of the Trust are also officers of the Adviser.

Other Service Providers — Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $7,500, payable quarterly, plus a fee of $1,250 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. Additionally, the Chairman of the Audit Committee receives from the Trust an additional annual retainer of $5,000.

4. Shareholder Service Plan

The Fund may pay shareholder servicing fees not to exceed 0.15% per annum of the Fund’s average daily net assets, and of this amount, the Board has authorized the actual expenditure of shareholder servicing fees up to 0.05% per annum of the Fund’s average daily net assets. These fees may be paid to compensate intermediaries and other entities for the performance of administrative, non-distribution related shareholder services. During the six months ended December 31, 2024, the Fund incurred $41,060 of shareholder services fees.

5. Securities Transactions

During the six months ended December 31, 2024, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $2,669,816 and $11,543,518, respectively.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements.

CUTLER EQUITY FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

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Proxy Voting Information

Information regarding how the Fund’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-228-8537; and on the Commission’s website at http://www.sec.gov.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President and Principal Executive Officer

Date	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President and Principal Executive Officer

Date	March 7, 2025

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer and Principal Financial Officer

Date	March 7, 2025

*	Print the name and title of each signing officer under his or her signature.